UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-23561

Delaware Wilshire Private Markets Fund
(Exact name of registrant as specified in charter)
________

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Address of principal executive offices) (Zip code)

SEI Investments
One Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end:  March 31, 2023

Date of reporting period:  September 30, 2022

Item 1. Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

DELAWARE WILSHIRE PRIVATE MARKETS FUND
FINANCIAL STATEMENTS
SEPTEMBER 30, 2022
SEMI-ANNUAL REPORT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended March 31st, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Fund

Schedule of Investments
September 30, 2022 (Unaudited)

Master Fund — 99.5%
	Geographic
Description	Region	Shares	Fair Value
Delaware Wilshire Private Markets Master Fund, Class Institutional	North America	2,404,241	$28,288,495
Total Master Fund (Cost — $25,029,486)			28,288,495
Short Term Investment — 0.7%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X 2.780%**	North America	194,827	194,827
Total Short Term Investment (Cost — $194,827)			194,827
Total Investments — 100.2% (Cost — $25,224,313)			$28,483,322
Other Assets and Liabilities, Net — (0.2)%			(64,532)
Net Assets — 100.0%			$28,418,790

** The rate reported is the 7-day effective yield as of September 30, 2022.

The following is a summary of the inputs used as of September 30, 2022 when valuing the Fund's investments:

				Investments Valued
Investments in Securities	Level 1	Level 2	Level 3	at NAV	Total
Master Fund	$—	$—	$—	$28,288,495	$28,288,495
Short Term Investment	194,827	—	—	—	194,827
Total Investments in Securities	$194,827	$—	$—	$28,288,495	$28,483,322

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

1

Delaware Wilshire Private Markets Fund

Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

Assets:
Investments in Master Fund, at Value (Cost $25,029,486)	$28,288,495
Investments, at Value (Cost $194,827)	194,827
Due from Adviser	63,593
Dividend Receivable	308
Prepaid Expenses	5,631
Total Assets	28,552,854
Liabilities:
Legal Fees Payable	66,231
Transfer Agent Fees Payable	27,677
Audit Fees Payable	24,913
Trustees Fees Payable	6,342
Due to Administrator	2,466
Other Accrued Expenses	6,435
Total Liabilities	134,064
Net Assets	$28,418,790
Net Assets Consist of:
Paid-in Capital	$25,449,547
Total Distributable Earnings	2,969,243
Net Assets	$28,418,790
Institutional Class Shares:
Net Assets	$28,418,790
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,299,157
Net Asset Value and Offering Price Per Share	$12.36

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

2

Delaware Wilshire Private Markets Fund

Statement of Operations
Period Ended September 30, 2022 (Unaudited)

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$753,772
Expenses	(478,246)
Net Investment Income (Loss) Allocated from the Master Fund	275,526
Investment Income from the Fund:
Dividend Income	1,342
Total Investment Income From the Fund	1,342
Fund Expenses:
Administration Fees	15,041
Trustees' Fees	11,981
Legal Fees	92,369
Transfer Agent Fees	54,582
Registration Fees	15,991
Audit Fees	13,913
Printing Fees	3,394
Custodian Fees	404
Insurance and Other Expenses	37,925
Total Expenses	245,600
Less:
Reimbursement of other operating expenses	(345,171)
Net Expenses	(99,571)
Net Investment Income	376,439
Net Realized Gain Allocated from Master Fund	790,678
Net Change in Unrealized Depreciation on Investments Allocated from Master Fund	(1,462,061)
Net Realized and Unrealized Loss on Investments	(671,383)
Net Decrease in Net Assets Resulting from Operations	$(294,944)

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

3

Delaware Wilshire Private Markets Fund

Statements of Changes in Net Assets

	Period Ended
	September 30,
	2022	Year Ended
	(Unaudited)	March 31, 2022
Operations:
Net Investment Income (Loss)*	$376,439	$(179,419)
Net Realized Gain on Investments	790,678	1,551,936
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,462,061)	2,135,380
Net Increase (Decrease) in Net Assets Resulting from Operations	(294,944)	3,507,897
Distributions:	—	(1,300,135)
Capital Shares Transactions:
Institutional Class Shares:
Issued	75,000	4,055,951
Reinvestment of Distributions	—	1,283,526
Redeemed	—	—
Net Share Transactions	75,000	5,339,477
Net Increase in Net Assets from Share Transactions	75,000	5,339,477
Total Increase (Decrease) in Net Assets	(219,944)	7,547,239
Net Assets:
Beginning of Period	28,638,734	21,091,495
End of Period	$28,418,790	$28,638,734
Share Transactions:
Institutional Class Shares:
Issued	6,042	353,658
Reinvestment of Distributions	—	104,863
Redeemed	—	—
Net Increase in Shares Outstanding from Share Transactions	6,042	458,521

* Net Investment Income (Loss) includes amounts allocated from the Master Fund.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

4

Delaware Wilshire Private Markets Fund

Statement of Cash Flows
Period Ended September 30, 2022 (Unaudited)
Cash Flows Provided by Operating Activities:
Net decrease in net assets derived from investment operations	$(294,944)
Adjustments to reconcile net investment loss to net cash provided by operating activities:
Purchases of investment securities from issuers	(1,077,333)
Proceeds from disposition of investment securities from issuers	464,596
Net realized gain on investments allocated from Master Fund	(790,678)
Net change in unrealized appreciation/(depreciation) on investments allocated from Master Fund	1,462,061
Income allocated from Master Fund	(753,772)
Expenses allocated from Master Fund	478,246
Increase in receivable for dividends and interest	(294)
Decrease in receivable for prepaid expenses	9,827
Decrease in reimbursement due from investment adviser	388,216
Decrease in payable for administrator fees	(82)
Increase in payable for trustee fees	111
Increase in payable for legal fees	32,584
Decrease in payable for audit fees	(2,837)
Increase in payable for transfer agent fees	9,316
Decrease in accrued expenses and other liabilities	(17)
Net cash flow provided by operating activities	(75,000)
Cash Flows Received From Financing Activities:
Proceeds from shares sold net of reinvestment of distributions	75,000
Net cash flow received from financing activities	75,000
Net increase in cash	—
Cash and Foreign Currency:
Beginning of year/period	—
End of year/period	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	—

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

5

Delaware Wilshire Private Markets Fund
Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout
theYear/Period

	Period Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022	Period Ended March 31, 2021(1)

Institutional Class:
Net Asset Value, Beginning of Year/Period	$12.49		$11.50	$10.00
Income (Loss) from Operations:
Net Investment Gain (Loss)(2)	0.16		(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	(0.29)		1.66	1.61
Total from Operations	(0.13)		1.58	1.50
Dividends and Distributions from:
Net Investment Income	—		(0.59)	—
Total Dividends and Distributions	—		(0.59)	—
Net Asset Value, End of Year/Period	$12.36		$12.49	$11.50
Total Return†	(1.04)%		13.89%	15.00%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$28,419		$28,639	$21,091
Ratio of Expenses to Average Net Assets‡	2.66	%*	2.59%	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)‡	5.08	%*	7.45%	14.13	%*
Ratio of Net Investment Income (Loss) to Average Net Assets‡	2.64	%*	(0.70)%	(2.50	)%*

* Annualized.

† Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

‡ Includes income and expenses allocated from the Master Fund.

(1) The Fund commenced operations on October 28, 2020.

(2) Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of Delaware Wilshire Private Markets Master Fund.

6

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

1. Organization

Delaware Wilshire Private Markets Fund (the “Auction Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. For financial reporting purposes, the Auction Fund commenced operations on October 28, 2020. The date the Auction Fund commenced operations for performance calculation purposes may be different from October 28, 2020.

The Auction Fund and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. As of September 30, 2022, the Tender Offer Fund has not commenced operations.

The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to each Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Auction Fund’s financial statements.

As of September 30, 2022, the Auction Fund has a 100% ownership interest in the Master Fund.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Auction Fund. The Auction Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Auction Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Auction Fund’s investments are valued as of the relevant Determination Date. The NAV of the Auction Fund will equal, unless otherwise noted, the value of the total assets of the Auction Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Investment in the Master Fund

The Auction Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without discount or premium, which approximates fair value. Income, expense and net realized gain (losses) of the Master Fund, are allocated each month to the Auction Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Auction Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

Under the 1940 Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Fair Value Pricing Committee, in accordance with the Master Fund’s valuation procedures, which have been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Pricing Committee in accordance with the valuation procedures that have been approved by the Board.

Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. Wilshire Associates Incorporated (the “Sub-Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund. The Board has approved valuation procedures for each Fund, which are in substance identical (the “Valuation Procedures”).

The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”),

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

7

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Auction Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.

The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below: Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date; Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Investments in money market funds are valued at the money market fund’s net asset value.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, each Fund's Board of Trustees (the “Board”) designated Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”), each Fund's investment adviser, as the Board's valuation designee to perform fair-value determinations for each Fund through a Fair Value Committee established by the Adviser and in accordance with the Adviser's Fair Value Procedures approved by the Board. Prior to September 8, 2022, fair-value determinations were performed in accordance each Funds' Valuation Procedures approved by the Board and were implemented through a Fair Value Pricing Committee designated by the Board.

For the period ended September 30, 2022, except as noted above, there were no other changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

8

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Expenses

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Funds.

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. Each Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Auction Fund from exceeding 2.50% of the Auction Fund’s average daily net assets until August 1, 2023. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Auction Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses. As of September 30, 2022, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $1,238,605 and $1,112,591, expiring in 2024 and 2025, respectively.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Auction Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions,

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

9

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Auction Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Auction Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Auction Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Auction Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Auction Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Auction Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser 40% of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Auction Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Auction Fund’s assets under management, subject to a minimum annual fee.

US Bank (the “Custodian”) serves as the Auction Fund’s Custodian pursuant to a custody agreement.

DST Asset Manager Solutions, Inc. (the “Transfer Agent”) serves as the Auction Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Auction Fund.

4. Purchase, Exchange and Repurchase of Shares

Shares of the Auction Fund are available for purchase by prospective investors. In addition to accepting monthly subscriptions directly from investors for Shares at their NAV calculated as of the last business day of the month, the Auction Fund may accept initial and additional purchases of Shares through an auction conducted via Nasdaq Fund Secondaries (a business of Nasdaq, Inc.) and its registered broker dealer SMTX, LLC (together, “Nasdaq Fund Secondaries” or “NFS”), as discussed below.

In addition, if determined by the Board in its sole discretion, Auction Fund Shareholders may participate in a process to (a) exchange their Auction Fund Shares for Tender Offer Fund Shares (an “Exchange”) and (b) tender their Tender Offer Fund Shares to the Tender Offer Fund in connection with the repurchase offer, if the tender offer is approved by the Board of Trustees of the Tender Offer Fund (together with the Board of Trustees of the Auction Fund and the Board of Trustees of the Master Fund, the “Board”). The Adviser and Sub-Adviser may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Further, the Adviser and Sub-Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer should apply to no more than 5% of the net assets of the Master Fund, although the Adviser and Sub-Adviser may recommend that a greater amount be repurchased at their discretion.

An auction will be held for any particular month only if there is sufficient investor demand to support the auction. Auction Fund Shares may be purchased or sold only at their most recently calculated NAV or at a discount, and not a premium, to their most recently calculated NAV during any particular monthly auction.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

10

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

5. Indemnifications

In the normal course of business the Auction Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Auction Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Auction Fund. The Auction Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Auction Fund in connection with the Auction Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Auction Fund.

6. Federal Income Taxes

It is the Auction Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Auction Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Auction Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Auction Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Auction Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Auction Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Auction Fund has adopted September 30 as its tax year end.

If the Auction Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Auction Fund were ineligible to or otherwise were not to cure such failure, the Auction Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Auction Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Auction Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2022 for federal income tax purposes or in, the Auction Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments. These amounts will be finalized before filing the Auction Fund’s federal income tax return. As of September 30, 2022, a permanent difference of $799,092 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver and distribution in excess of net investment income.

Total Distributable Earnings
Paid in Capital	(Accumulated Losses)
$799,092	$(799,092)

These reclassifications had no impact on the net assets or net values of the Auction Fund.

The tax character of dividends and distributions paid during the tax year ended September 30, 2022 and 2021 were as follows:

	Ordinary	Long-term	Return of
	Income	Capital Gain	Capital	Total
2022	$1,300,135	$—	$—	$1,300,135
2021	—	—	—	—

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

11

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Capital loss carryforwards	—
Post October losses	—
CY Late-Year Loss Deferral	—
Unrealized appreciation/(depreciation)	2,969,243
Other temporary differences	—
Total Distributable Earnings	$2,969,243

 Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2022 through September 30, 2022, in accordance with Federal income tax regulations, the Auction Fund defers and treats as having arisen in the following fiscal year.

At September 30, 2022, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes as of September 30, 2022, were as follows:

	Aggregate Gross	Aggregate Gross
	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$ 25,224,313	$ 3,259,009	$—	$ 3,259,009

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Auction Risk. There can be no guarantee that the Nasdaq Private Market (NPM) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NPM auction process is operationally functional, Shareholders may be unable to sell their Auction Fund Shares at the price they desire or at any price at all. It is likely that Auction Fund Shares sold at auction will receive a price that is less than the Auction Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Auction Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Auction Fund is included in the Auction Fund’s prospectus and the statement of additional information.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

12

Delaware Wilshire Private Markets Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

Because the Auction Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders:

At September 30, 2022, 98% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

9. Subsequent Events

The Auction Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2022.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

13

Delaware Wilshire Private Markets Fund
Disclosure of Fund Expenses
 September 30, 2022 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.” Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized		Expenses
	Value	Value	Expense		Paid During
	4/1/22	9/30/22	Ratios		Period*
Delaware Wilshire Private Markets Fund
Actual Fund Return	$1,000.00	$989.60	2.66%	†	$13.27
Hypothetical 5% Return	$1,000.00	$1,011.73	2.66%	†	$13.41

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

† The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

14

Delaware Wilshire Private Markets Fund
Board Considerations in Approving the Advisory Agreement
 September 30, 2022 (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund (each, a “Fund” and together, the “Funds”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 22-23, 2022 to decide whether to renew the Agreements for an additional one-year term. In preparation for the meeting, the Trustees requested that Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) and Wilshire Advisors LLC (the “Sub-Adviser”) furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and advisory fees compared with peer groups of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser, and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) information about the Funds’ performance.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser, the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of the Funds’ investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds,

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

15

Delaware Wilshire Private Markets Fund
Board Considerations in Approving the Advisory Agreement
 September 30, 2022 (Unaudited)

outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser and the Sub-Adviser. The Trustees also received, and considered, representations from the Adviser and the Sub-Adviser about their services and their assessments about the appropriateness of the advisory and sub-advisory fees. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreements and that the fees payable to the Sub-Adviser reflected arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the Sub-Advisory agreements and the portion of the fee under the Advisory Agreements retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and the Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

See attached financial statements of Delaware Wilshire Private Markets Master Fund.

16

DELAWARE WILSHIRE PRIVATE MARKETS MASTER FUND
FINANCIAL STATEMENTS
SEPTEMBER 30, 2022
SEMI-ANNUAL REPORT

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. The Fund N-PORT is available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended March 31st, will be available (i) without charge, upon request, by calling 1-855-520-7711; and (ii) on the SEC’s website at http:// www.sec.gov.

Delaware Wilshire Private Markets Master Fund

Schedule of Investments
September 30, 2022 (Unaudited)

Primary Private Fund Investments — 63.1%
					Unfunded Portion of Commitment
	Initial	Geographic Region
Description	Acquisition Date		Industry	Commitment		Shares	Fair Value
Buhuovc L.P.	3/8/2021	Asia-Pacific	Venture Capital	$6,500,000	1,052,472	(A)	$8,220,768
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	North America	Distressed Debt	4,000,000	2,927,384	(A)	1,800,020
Linden Structured Capital Fund L.P.	12/18/2020	North America	Buyout	6,500,000	2,383,324	(A)	6,818,533
RCP MB Investments B, L.P.	12/26/2021	North America	Buyout	1,000,000	—	(A)	999,734
Total Primary Private Fund Investments (Cost — $15,282,954)							17,839,055
Secondary Private Fund Investments — 30.7%
					Unfunded Portion of Commitment
	Initial	Geographic Region
Description	Acquisition Date		Industry	Commitment		Shares	Fair Value
Basalt Infrastructure		UK, Europe
Partners II, L.P.	11/17/2020	and US	Infrastructure	6,000,000	1,097,258	(A)	5,944,264
Graphite Capital Partners VII A	7/19/2021	Europe	Buyout	1,044,282	51,707	(A)	123,157
Graphite Capital Partners VII C	7/19/2021	Europe	Buyout	189,872	9,419	(A)	27,841
Graphite Capital Partners VIII B L.P.	7/19/2021	Europe	Buyout	487,374	50,448	(A)	339,742
Graphite Capital Partners VIII D L.P.	7/19/2021	Europe	Buyout	2,781,939	288,700	(A)	1,998,908
Graphite Capital Partners VIII Top Up Fund B L.P.	7/19/2021	Europe	Buyout	1,475,077	95,497	(A)	245,826
Total Secondary Private Fund Investments (Cost — $7,849,517)							8,679,738
Short Term Investment — 6.5%
	Geographic
Description	Region	Shares	Fair Value
First American Government Obligations Fund, Class X 2.780%**	North America	1,853,739	$1,853,739
Total Short Term Investment (Cost — $1,853,739)			1,853,739
Total Investments — 100.3% (Cost — $24,986,210)			28,372,532
Other Assets and
Liabilities, Net — (0.3)%			(84,037)
Net Assets — 100.0%			$28,288,495

** The rate reported is the 7-day effective yield as of September 30, 2022.

(A) Investment does not issue shares.

L.P. — Limited Partnership

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Schedule of Investments
September 30, 2022 (Unaudited)

The following is a summary of the inputs used as of September 30, 2022 when valuing the Fund's investments:

				Investments Valued
Investments in Securities	Level 1	Level 2	Level 3	at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$17,839,055	$17,839,055
Secondary Private Fund Investments	—	—	—	8,679,738	8,679,738
Short Term Investment	1,853,739	—	—	—	1,853,739
Total Investments in Securities	$1,853,739	$—	$—	$26,518,793	$28,372,532

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

Assets:
Investments, at Value (Cost $24,986,210)	$28,372,532
Receivable for Investment Securities Sold	122,257
Dividend Receivable	3,448
Prepaid Expenses	20,239
Total Assets	28,518,476
Liabilities:
Legal Fees Payable	94,538
Audit Fees Payable	81,867
Due to Adviser	29,054
Due to Administrator	9,616
Trustees Fees Payable	6,342
Chief Compliance Officer Fees Payable	3,592
Other Accrued Expenses	4,972
Total Liabilities	229,981
Net Assets	$28,288,495
Net Assets Consist of:
Paid-in Capital	$23,108,656
Total Distributable Earnings	5,179,839
Net Assets	$28,288,495
Institutional Class Shares:
Net Assets	$28,288,495
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	2,404,241
Net Asset Value and Offering Price Per Share	$11.77

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Operations
Period Ended September 30, 2022 (Unaudited)

Investment Income:
Dividend Income	$753,772
Total Investment Income	753,772
Expenses:
Investment Advisory Fees	176,396
Administration Fees	58,660
Trustees' Fees	11,981
Chief Compliance Officer Fees	5,933
Legal Fees	109,386
Audit Fees	42,617
Transfer Agent Fees	14,297
Custodian Fees	12,757
Printing Fees	9,344
Registration Fees	4,556
Insurance and Other Expenses	32,319
Total Expenses	478,246
Net Investment Income	275,526
Net Realized Gain on Investments	807,136
Net Realized Loss on Foreign Currency Transactions	(16,458)
Net Change in Unrealized Depreciation on Investments	(1,462,061)
Net Realized and Unrealized Loss on Investments	(671,383)
Net Decrease in Net Assets Resulting from Operations	$(395,857)

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statements of Changes in Net Assets

	Period Ended
	September 30,
	2022	Year Ended
	(Unaudited)	March 31, 2022
Operations:
Net Investment Income (Loss)	$275,526	$(615,082)
Net Realized Gain on Investments and Foreign Currency Transactions	790,678	1,551,936
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,462,061)	2,135,380
Net Increase (Decrease) in Net Assets Resulting from Operations	(395,857)	3,072,234
Distributions:	—	(1,800,332)
Capital Shares Transactions:
Institutional Class:
Issued	475,000	4,780,951
Reinvestment of Distributions	—	1,800,332
Redeemed	—	(150,000)
Net Increase in Net Assets from Share Transactions	475,000	6,431,283
Total Increase in Net Assets	79,143	7,703,185
Net Assets:
Beginning of Period	28,209,352	20,506,167
End of Period	$28,288,495	$28,209,352
Shares Transactions:
Institutional Class:
Issued	40,259	420,592
Reinvestment of Distributions	—	152,700
Redeemed	—	(12,723)
Net Increase in Shares Outstanding from Share Transactions	40,259	560,569

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Statement of Cash Flows
Period Ended September 30, 2022 (Unaudited)

Cash Flows Provided by Operating Activities:
Net decrease in net assets derived from investment operations	$(395,857)
Adjustments to reconcile net investment loss to net cash provided by operating activities:
Purchases of investment securities from unaffiliated issuers	(7,943,579)
Proceeds from disposition of investment securities from unaffiliated issuers	6,401,480
Net realized gain on investments from unaffiliated issuers	(807,136)
Net change in unrealized appreciation/(depreciation) on investments	1,462,061
Decrease in receivable for investments sold	2,322,889
Increase in receivable for dividends and interest	(3,435)
Decrease in receivable for prepaid expenses	25,404
Decrease in payables for investment advisory fees	(1,255)
Decrease in payables for administration fees	(321)
Increase in payables for trustee fees	111
Increase in payables for chief compliance officer fees	291
Increase in payables for legal fees	94,538
Increase in payables for audit fees	81,867
Decrease in accrued interest on line of credit	(4,118)
Decrease in accrued expenses and other liabilities	(149,403)
Net cash flow provided by operating activities	1,083,537
Cash Flows Received From Financing Activities:
Proceeds from shares sold net of reinvestment of distributions	475,000
Proceeds from line of credit	(1,558,537)
Net cash flow received from financing activities	(1,083,537)
Net increase in cash	—
Cash and Foreign Currency:
Beginning of year/period	—
End of year/period	$—
Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	—

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund
Financial Highlights
Selected Per Share Data & Ratios
For a Share Outstanding Throughout
theYear/Period

	Period Ended September 30, 2022 (Unaudited)		Year Ended March 31, 2022	Period Ended March 31, 2021(1)

Institutional Class:
Net Asset Value, Beginning of Year/Period	$11.93		$11.37	$10.00
Income (Loss) from Operations:
Net Investment Gain (Loss)(2)	0.12		(0.29)	(0.23)
Net Realized and Unrealized Gain (Loss)	(0.28)		1.66	1.60
Total from Operations	(0.16)		1.37	1.37
Dividends and Distributions from:
Net Investment Income	—		(0.09)	—
Net Realized Gain	—		(0.72)	—
Total Dividends and Distributions	—		(0.81)	—
Net Asset Value, End of Year/Period	$11.77		$11.93	$11.37
Total Return†	(1.34)%		12.18%	13.70%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$28,288		$28,209	$20,506
Ratio of Expenses to Average Net Assets	3.39	%*	4.37%	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.39	%*	4.37%	5.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	1.95	%*	(2.45)%	(5.23	)%*
Portfolio Turnover Rate	9.00	%**	13.00%	–	%**

* Annualized.

** Not Annualized.

† Return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1) The Fund commenced operations on October 28, 2020.

(2) Per share data calculated using average shares.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements.

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

1. Organization

Delaware Wilshire Private Markets Master Fund is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. For financial reporting purposes, the Master Fund commenced operations on October 28, 2020. The date the Master Fund commenced operations for performance calculation purposes may be different from October 28, 2020.

Delaware Wilshire Private Markets Fund (the “Auction Fund”) and the Delaware Wilshire Private Markets Tender Fund (the “Tender Offer Fund”) together are “Feeder Funds”. As of September 30, 2022, the Tender Offer Fund has not commenced operations.

The Feeder Funds invest substantially all of their assets in the Delaware Wilshire Private Markets Master Fund (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

2. Summary of Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Master Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Master Fund’s investments are valued as of the relevant Determination Date. The NAV of the Master Fund will equal, unless otherwise noted, the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments

Under the 1940 Act, the Master Fund is required to carry its investments at market value or, if there is no readily available market value, at fair value as determined by the Fair Value Pricing Committee, in accordance with the Master Fund’s valuation procedures (the “Valuation Procedures”), which have been approved by the Board. There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Pricing Committee in accordance with the valuation procedures that have been approved by the Board.

Wilshire Associates Incorporated (the “Sub- Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund. The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below: Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date; Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of September 30, 2022, the Master Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund's investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are "readily available" for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations. The compliance date for Rule 2a-5 and Rule 31a-4 was September 8, 2022.

Effective September 8, 2022, and pursuant to the requirements of Rule 2a-5, each Fund's Board of Trustees (the “Board”) designated Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”), each Fund's investment adviser, as the Board's valuation designee to perform fair-value determinations for each Fund through a Fair Value Committee established by the Adviser and in accordance with the Adviser's Fair Value Procedures approved by the Board. Prior to September 8, 2022, fair-value determinations were performed in accordance each Funds' Valuation Procedures approved by the Board and were implemented through a Fair Value Pricing Committee designated by the Board.

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

For the period ended September 30, 2022, except as noted above, there were no other changes to the Master Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser a portion of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

DST Asset Manager Solutions, Inc (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Sub-Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Sub-Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund’s. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the period ended September 30, 2022, the Master Fund made purchases of $2,369,407 and sales of $3,994,861 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2022 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2022, a permanent difference of $1,113,091 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment.

Total Distributable Earnings
Paid in Capital	(Accumulated Losses)
$(1,113,091)	$1,113,091

These reclassifications had no impact on the net assets or net values of the Master Fund.

The tax character of dividends and distributions paid during the tax year ended September 30, 2022 and 2021 were as follows:

		Long-term	Return of
	Ordinary Income	Capital Gain	Capital	Total
2022	$1,800,332	$—	$—	$1,800,332
2021	—	—	—	—

As of September 30, 2022, the components of Distributable Earnings on a tax basis were as follows:

Undistributed ordinary income	$193,239
Undistributed long-term capital gain	—
Capital loss carryforwards	—
Post October losses	(296,320)
CY Late-Year Loss Deferral	—
Unrealized appreciation/(depreciation)	5,282,918
Other temporary differences	2
Total Distributable Earnings	$5,179,839

Post October capital losses represent losses realized from November 1, 2021 to September 30, 2022 that in accordance with federal income tax regulations, the Fund have elected to defer and treat as having been arisen in the following year.

At September 30, 2022, gross unrealized appreciation and depreciation of investments and short-term investments, based on cost for federal income tax purposes as of September 30, 2022, were as follows:

	Aggregate Gross	Aggregate Gross
	Unrealized	Unrealized	Net Unrealized
Federal Tax Cost	Appreciation	Depreciation	Appreciation
$ 23,089,580	$ 5,483,597	$ (200,645)	$ 5,282,952

Delaware Wilshire Private Markets Master Fund

Notes to Financial Statements
September 30, 2022 (Unaudited)

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest may participate in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Line of Credit

The Master Fund entered into an agreement on December 16, 2021, which enabled it to participate in an $2.5 million uncommitted revolving line of credit with the Custodian. The agreement is set to expire on December 16, 2022. The proceeds from the borrowings shall be used to finance the Master Fund's short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the period at the Custodian’s current reference rate. For the period ended September 30, 2022, the Master Fund had average borrowings of $617,414 over a period of 65 days at a weighted average interest rate of 3.15%. Interest accrued on the borrowings was $3,468. As of September 30, 2022, there were no borrowings outstanding in the Master Fund.

10. Concentration of Shareholders:

At September 30, 2022, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

11. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2022.

Delaware Wilshire Private Markets Master Fund
Disclosure of Fund Expenses
 September 30, 2022 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2022 to September 30, 2022) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	4/1/22	9/30/22	Ratios	Period*
Delaware Wilshire Private Market Master Fund
Actual Fund Return	$1,000.00	$986.60	3.39%	$16.88
Hypothetical 5% Return	$1,000.00	$1,008.07	3.39%	$17.07

* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).

Delaware Wilshire Private Markets Master Fund
Board Considerations in Approving the Advisory Agreement
 September 30, 2022 (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be renewed at least annually after their initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Delaware Wilshire Private Markets Master Fund, Delaware Wilshire Private Markets Fund and Delaware Wilshire Private Markets Tender Fund (each, a “Fund” and together, the “Funds”) or by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 22-23, 2022 to decide whether to renew the Agreements for an additional one-year term. In preparation for the meeting, the Trustees requested that Delaware Management Company, a series of Macquarie Investment Management Business Trust (the “Adviser”) and Wilshire Advisors LLC (the “Sub-Adviser”) furnish information necessary to evaluate the terms of the Agreements. Prior to the meeting, the Independent Trustees of the Funds met to review and discuss the information provided and submitted a request for additional information to the Adviser and Sub-Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreements for an additional year.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ advisory fees paid to the Adviser and the Sub-Adviser and advisory fees compared with peer groups of funds; (vi) the level of the Adviser’s and the Sub-Adviser’s profitability from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser and the Sub-Adviser, and their affiliates; (vii) the Adviser’s and the Sub-Adviser’s potential economies of scale; (viii) the Adviser’s and the Sub-Adviser’s compliance program, including a description of any material compliance matters and any material compliance violations; (ix) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; and (x) information about the Funds’ performance.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management, the Adviser and the sub-Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, renewed the Agreements. In considering the renewal of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser; (ii) the investment performance of the Funds and the Adviser and the Sub-Adviser; (iii) the costs of the services provided and profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct and indirect benefits accruing to the Adviser, the Sub-Adviser and their affiliates; (iv) the extent to which economies of scale are being realized by the Adviser and the Sub-Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of the Funds’ investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s investment and risk management approaches for the Funds. The Trustees considered that the Adviser supervises and monitors the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services provided to the Funds by the Adviser and the Sub-Adviser such as monitoring adherence to the Funds’ investment restrictions and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Funds by the Adviser and the Sub-Adviser were sufficient to support renewal of the Agreements.

Delaware Wilshire Private Markets Master Fund
Board Considerations in Approving the Advisory Agreement
 September 30, 2022 (Unaudited)

Investment Performance of the Funds, the Adviser and the Sub-Adviser

The Board was provided with regular reports regarding the Funds’ performance over various time periods. Representatives from the Adviser and the Sub-Adviser provided information regarding and led discussions of factors impacting the performance of the Funds, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Funds’ performance was satisfactory, or, where the Funds’ performance was materially below their benchmarks and/or peer groups, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser and the Sub-Adviser in an effort to improve the performance of the Funds. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser and the Sub-Adviser had been able to achieve for the Funds were sufficient to support renewal of the Agreements.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Funds to the Adviser, as well as the fee payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser and the Sub-Adviser. The Trustees also received, and considered, representations from the Adviser and the Sub-Adviser about their services and their assessments about the appropriateness of the advisory and sub-advisory fees. The Trustees also considered that the Adviser, not the Funds, paid the Sub-Adviser pursuant to the sub-advisory agreements and that the fees payable to the Sub-Adviser reflected arms-length negotiations between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee under the Sub-Advisory agreements and the portion of the fee under the Advisory Agreements retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory and sub-advisory fees were reasonable in light of the nature and quality of the services rendered by the Adviser and the Sub-Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser and the Sub-Adviser from their relationships with the Funds, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and the Sub-Adviser and their affiliates. The Trustees considered how the Adviser’s and the Sub-Adviser’s profitability was affected by factors such as their organizational structures and methods for allocating expenses. The Trustees concluded that the profit margins of the Adviser and the Sub-Adviser with respect to the management of the Funds were not unreasonable. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to continue its expense limitation and fee waiver arrangements with the Funds.

The Trustees considered the Adviser’s and the Sub-Adviser’s views relating to economies of scale in connection with the Funds as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Funds and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Funds’ shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fees were reasonable in light of the information that was provided to the Trustees by the Adviser and the Sub-Adviser with respect to economies of scale.

Renewal of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreements for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

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This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-SA-001-0200

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Note applicable for semi-annual reports.

(b) Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.3a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 13. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b)  Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
The Delaware Wilshire Private Markets Fund

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie,
President

Date:  December 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Michael Beattie
Michael Beattie,
President

Date:  December 7, 2022

By (Signature and Title)
/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date:  December 7, 2022